Income tax (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Income Tax [Abstract]
Summary of Income Tax Expense (Benefit)
An analysis of the Group’s Income tax expense for periods presented is set out below:

	2024	2023	2022
	(in € millions)
Current tax expense
Current year	237	61	82
Changes in estimates in respect to prior years	8	(9)	13
	245	52	95
Deferred tax benefit
Temporary differences	38	(115)	(158)
Change in recognition of deferred tax	(88)	92	124
Change in tax rates	(1)	(1)	—
Changes in estimates in respect to prior years	2	(1)	(1)
Other	7	—	—
	(42)	(25)	(35)
Income tax expense	203	27	60

Summary of Reconciliation Between Reported Tax Expense and Theoretical Tax Expense Income Before Taxes
A reconciliation between the Income tax expense for the year, and the theoretical tax expense that would arise when applying the statutory tax rate in Luxembourg of 24.94% to the consolidated income before tax for each of the years ended December 31, 2024, 2023, and 2022 is shown in the table below:

	2024	2023	2022
	(in € millions)
Income/(loss) before tax	1,341	(505)	(370)
Tax using the Luxembourg tax rate	335	(126)	(93)
Effect of tax rates in foreign jurisdictions	(37)	1	(11)
Permanent differences	61	69	23
Change in unrecognized deferred taxes	(173)	92	124
Adjustments in respect of previous years	10	(10)	12
Foreign withholding taxes	1	2	2
Other	6	(1)	3
Income tax expense	203	27	60

Summary of Major Components of Deferred Tax Assets and Liabilities
The major components of deferred tax assets and liabilities are comprised of the following:

	2024	2023
	(in € millions)
Intangible assets	(63)	(52)
Share-based compensation	148	14
Tax losses carried forward	191	97
Property and equipment	34	32
Unrealized gains	(173)	(117)
Lease right-of-use asset	(67)	(69)
Lease liability	86	105
Accrued expenses and other liabilities	3	1
Other	6	9
Net deferred tax assets	165	20

Summary of Reconciliation of Net Deferred Tax
A reconciliation of net deferred tax is shown in the table below:

	2024	2023	2022
	(in € millions)
At January 1	20	3	13
Movement recognized in consolidated statement of operations	42	25	36
Movement recognized in consolidated statement of changes in equity and other comprehensive income	103	(8)	(32)
Movement due to acquisition	—	—	(14)
At December 31	165	20	3

Summary of Deferred Tax Reconciliation to Balance Sheet

Reconciliation to consolidated statement of financial position	2024	2023
	(in € millions)
Deferred tax assets	186	28
Deferred tax liabilities	21	8

Summary of Deferred Tax Assets Unrecognized
Deferred tax assets have not been recognized in respect of the following items, because it is not probable that future taxable profit will be available against which entities within the Group can realize the benefits.

	2024	2023
	(in € millions)
Intangible assets	72	66
Share-based compensation	261	106
Tax losses carried forward	55	294
Tax credits carried forward	92	102
Capitalized research & development costs	279	187
Lease liability	41	28
Other	18	13
Total	818	796

Summary of Tax Loss and Credit Carry-forwards Expected to Expire
Tax losses and credit carry-forwards as at December 31, 2024 were expected to expire as follows:

Expected expiry	2025 - 2034	2035 and onwards	Unlimited	Total
	(in € millions)
Tax loss carry-forwards	117	251	937	1,305
Research and development credit carry-forward	—	79	—	79